American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2023

High-Yield - Schedule of Investments
JUNE 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 85.7%
Aerospace and Defense — 2.3%
Bombardier, Inc., 7.50%, 3/15/25(1)	113,000	113,334
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	175,000	173,176
Rolls-Royce PLC, 5.75%, 10/15/27(1)	250,000	244,712
TransDigm, Inc., 6.375%, 6/15/26	520,000	513,883
TransDigm, Inc., 6.75%, 8/15/28(1)	600,000	603,024
TransDigm, Inc., 4.625%, 1/15/29	500,000	445,364
		2,093,493
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	280,000	218,292
Automobile Components — 1.3%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	160,000	156,128
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	1,018,139
		1,174,267
Automobiles — 2.7%
Ford Motor Co., 6.10%, 8/19/32(2)	500,000	485,065
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	500,000	472,206
Ford Motor Credit Co. LLC, 7.35%, 11/4/27	250,000	255,905
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	300,000	300,601
Ford Motor Credit Co. LLC, 2.90%, 2/10/29	418,000	346,314
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	202,046
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	500,000	410,347
		2,472,484
Broadline Retail — 0.9%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	228,400
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	95,000	84,758
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	550,000	481,902
		795,060
Building Products — 1.3%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	580,335
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	650,248
		1,230,583
Capital Markets — 0.5%
LPL Holdings, Inc., 4.625%, 11/15/27(1)	532,000	499,344
Chemicals — 2.9%
Celanese US Holdings LLC, 6.17%, 7/15/27	750,000	746,643
Chemours Co., 5.75%, 11/15/28(1)	400,000	367,938
Chemours Co., 4.625%, 11/15/29(1)	400,000	338,407
Olin Corp., 5.125%, 9/15/27	360,000	343,630
Olin Corp., 5.625%, 8/1/29(2)	500,000	482,450
Tronox, Inc., 4.625%, 3/15/29(1)	490,000	407,647
		2,686,715
Commercial Services and Supplies — 2.1%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	479,214
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	246,764
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	626,749
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	150,000	149,063
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(1)	400,000	397,061
		1,898,851

Consumer Finance — 0.8%
Navient Corp., 6.125%, 3/25/24	240,000	238,338
OneMain Finance Corp., 9.00%, 1/15/29	250,000	252,338
SLM Corp., 4.20%, 10/29/25	265,000	246,475
		737,151
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	600,000	519,963
United Natural Foods, Inc., 6.75%, 10/15/28(1)	405,000	336,201
		856,164
Containers and Packaging — 3.5%
ARD Finance SA, 6.50% Cash or 7.25% PIK, 6/30/27(1)	800,000	649,301
Ball Corp., 6.875%, 3/15/28	305,000	311,350
Berry Global, Inc., 5.50%, 4/15/28(1)	500,000	492,472
Graphic Packaging International LLC, 4.125%, 8/15/24	800,000	783,064
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	197,000	199,709
Sealed Air Corp., 5.125%, 12/1/24(1)	440,000	435,204
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	353,981
		3,225,081
Distributors — 0.5%
LKQ Corp., 6.25%, 6/15/33(1)	430,000	433,451
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	251,160
Diversified REITs — 0.5%
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	500,000	478,201
Diversified Telecommunication Services — 3.2%
Frontier Communications Holdings LLC, 8.75%, 5/15/30(1)	600,000	586,964
Hughes Satellite Systems Corp., 5.25%, 8/1/26	480,000	448,470
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	435,000	369,567
Sprint Capital Corp., 6.875%, 11/15/28	770,000	816,888
Telecom Italia Capital SA, 6.375%, 11/15/33	840,000	713,446
		2,935,335
Electric Utilities — 1.3%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	330,000	263,746
Pacific Gas & Electric Co., 6.10%, 1/15/29	500,000	492,335
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	490,829
		1,246,910
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	233,000	232,961
Electronic Equipment, Instruments and Components — 0.4%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	374,740
Entertainment — 0.7%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	671,250
Food Products — 1.0%
Kraft Heinz Foods Co., 4.375%, 6/1/46	500,000	425,270
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	550,000	491,797
		917,067
Ground Transportation — 2.3%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	300,000	290,358
Uber Technologies, Inc., 7.50%, 5/15/25(1)	450,000	455,922
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	476,265
United Rentals North America, Inc., 6.00%, 12/15/29(1)	500,000	499,310
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	433,350
		2,155,205
Health Care Equipment and Supplies — 2.1%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	490,800

Garden Spinco Corp., 8.625%, 7/20/30(1)	500,000	539,053
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	306,531
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	650,000	564,674
		1,901,058
Health Care Providers and Services — 7.7%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	464,271
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	86,322
Centene Corp., 4.625%, 12/15/29	320,000	294,828
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)(2)	400,000	352,881
CHS / Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	156,405
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	400,000	302,759
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	558,732
Encompass Health Corp., 4.75%, 2/1/30	250,000	227,927
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	451,972
LifePoint Health, Inc., 5.375%, 1/15/29(1)	300,000	177,481
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	387,600
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	86,022
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	440,597
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	290,981
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	500,000	454,115
Surgery Center Holdings, Inc., 10.00%, 4/15/27(1)(2)	1,100,000	1,126,097
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	610,000	587,833
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	641,517
		7,088,340
Hotels, Restaurants and Leisure — 10.2%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,007,753
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	268,420
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	379,351
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	812,049
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	100,514
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	921,515
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	380,000	354,053
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	582,492
International Game Technology PLC, 5.25%, 1/15/29(1)	1,070,000	1,014,520
MGM Resorts International, 4.625%, 9/1/26	215,000	202,968
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	936,099
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	500,000	506,872
Scientific Games International, Inc., 7.25%, 11/15/29(1)	1,010,000	1,012,171
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	500,000	487,488
Station Casinos LLC, 4.625%, 12/1/31(1)	590,000	497,691
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)(2)	325,000	308,244
		9,392,200
Household Durables — 1.1%
KB Home, 7.25%, 7/15/30	550,000	557,618
Meritage Homes Corp., 5.125%, 6/6/27	230,000	221,205
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	325,000	265,209
		1,044,032
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	168,971
Leisure Products — 0.3%
Mattel, Inc., 5.45%, 11/1/41	360,000	298,929
Life Sciences Tools and Services — 0.7%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	458,257
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	200,000	205,044
		663,301

Machinery — 1.0%
Chart Industries, Inc., 9.50%, 1/1/31(1)	327,000	347,280
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	750,000	610,067
		957,347
Media — 7.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	2,402,000	1,945,307
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	500,000	487,528
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	281,750
CSC Holdings LLC, 7.50%, 4/1/28(1)	680,000	388,628
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	254,873
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	250,000	226,703
DISH DBS Corp., 5.25%, 12/1/26(1)	435,000	349,761
DISH Network Corp., 11.75%, 11/15/27(1)	180,000	175,867
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	496,000	329,291
Gray Television, Inc., 4.75%, 10/15/30(1)	475,000	322,627
Nexstar Media, Inc., 5.625%, 7/15/27(1)	400,000	373,241
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	500,000	434,971
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	379,000	342,238
Univision Communications, Inc., 5.125%, 2/15/25(1)	375,000	367,522
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	270,000	226,589
		6,506,896
Metals and Mining — 3.1%
ATI, Inc., 4.875%, 10/1/29	690,000	622,589
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	390,270
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	850,000	819,997
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	638,872
Novelis Corp., 3.875%, 8/15/31(1)	251,000	206,832
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)(2)	250,000	224,290
		2,902,850
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	436,000	412,103
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	354,000	307,913
		720,016
Multi-Utilities — 0.6%
Sempra Energy, VRN, 4.125%, 4/1/52	650,000	526,692
Oil, Gas and Consumable Fuels — 10.5%
Antero Resources Corp., 7.625%, 2/1/29(1)	244,000	247,805
Antero Resources Corp., 5.375%, 3/1/30(1)	370,000	342,872
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	750,000	758,859
Civitas Resources, Inc., 8.375%, 7/1/28(1)(2)	333,000	337,179
CNX Resources Corp., 7.375%, 1/15/31(1)	1,000,000	974,109
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	460,000	452,367
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	800,000	750,256
EnLink Midstream LLC, 6.50%, 9/1/30(1)	1,333,000	1,332,862
EnLink Midstream Partners LP, 4.85%, 7/15/26	350,000	338,065
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	360,000	363,794
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	365,000	325,932
MEG Energy Corp., 5.875%, 2/1/29(1)	375,000	353,031
Occidental Petroleum Corp., 6.375%, 9/1/28	1,200,000	1,221,014
Occidental Petroleum Corp., 6.45%, 9/15/36	500,000	513,860
Southwestern Energy Co., 5.70%, 1/23/25	76,000	75,667
Southwestern Energy Co., 5.375%, 3/15/30	850,000	794,017
Western Midstream Operating LP, 3.95%, 6/1/25	500,000	480,733
		9,662,422

Passenger Airlines — 0.6%
American Airlines, Inc., 7.25%, 2/15/28(1)	260,000	258,721
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	262,846	260,635
		519,356
Personal Care Products — 0.4%
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	366,922
Pharmaceuticals — 4.0%
1375209 BC Ltd., 9.00%, 1/30/28(1)	88,000	88,322
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	611,362
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	299,657
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	300,000	178,932
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)(2)	158,000	112,622
Elanco Animal Health, Inc., 6.65%, 8/28/28(2)	250,000	243,192
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	750,000	754,002
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	327,808
Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	750,000	619,773
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	250,000	221,556
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	300,000	269,192
		3,726,418
Software — 0.3%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	262,333
Specialized REITs — 1.8%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,164,847
SBA Communications Corp., 3.125%, 2/1/29	570,000	483,677
		1,648,524
Specialty Retail — 1.3%
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	369,204
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 2/15/29(1)	750,000	746,054
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(2)	100,000	83,855
		1,199,113
Technology Hardware, Storage and Peripherals — 0.9%
Seagate HDD Cayman, 9.625%, 12/1/32(1)	748,800	827,101
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%, 8/11/25(1)	150,000	145,006
Wireless Telecommunication Services — 1.0%
T-Mobile USA, Inc., 3.375%, 4/15/29	990,000	894,908
TOTAL CORPORATE BONDS (Cost $84,907,334)		79,006,500
EXCHANGE-TRADED FUNDS — 5.3%
iShares Broad USD High Yield Corporate Bond ETF	53,100	1,874,430
iShares iBoxx High Yield Corporate Bond ETF(2)	25,800	1,936,806
SPDR Bloomberg Short Term High Yield Bond ETF	44,700	1,104,090
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,062,118)		4,915,326
BANK LOAN OBLIGATIONS(3) — 1.6%
Health Care Equipment and Supplies — 0.6%
Medline Borrower LP, USD Term Loan B, 8.47%, (1-month SOFR plus 3.25%), 10/23/28	497,481	492,349
Passenger Airlines — 0.5%
American Airlines, Inc., 2023 Term Loan B, 8.15%, (6-month SOFR plus 2.75%), 2/15/28	485,000	476,949
Pharmaceuticals — 0.5%
Horizon Therapeutics USA Inc., 2021 Term Loan B2, 6.95%, (1-month SOFR plus 1.75%), 3/15/28	449,650	448,888
TOTAL BANK LOAN OBLIGATIONS (Cost $1,412,329)		1,418,186
SHORT-TERM INVESTMENTS — 12.2%
Money Market Funds — 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	5,476,590	5,476,590

Repurchase Agreements — 6.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25% - 4.50%, 5/15/38 - 11/15/40, valued at $932,522), in a joint trading account at 5.02%, dated 6/30/23, due 7/3/23 (Delivery value $908,988)	908,608
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.125%, 11/15/32, valued at $5,024,601), at 5.04%, dated 6/30/23, due 7/3/23 (Delivery value $4,928,069)	4,926,000
5,834,608
TOTAL SHORT-TERM INVESTMENTS (Cost $11,311,198)	11,311,198
TOTAL INVESTMENT SECURITIES — 104.8% (Cost $102,692,979)	96,651,210
OTHER ASSETS AND LIABILITIES — (4.8)%	(4,468,997)
TOTAL NET ASSETS — 100.0%	$92,182,213

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $56,691,284, which represented 61.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,813,653. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,085,436, which includes securities collateral of $2,608,846.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$79,006,500	—
Exchange-Traded Funds	$4,915,326	—	—
Bank Loan Obligations	—	1,418,186	—
Short-Term Investments	5,476,590	5,834,608	—
	$10,391,916	$86,259,294	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.